Fair Value Measurements - Recurring (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Warrant liability
Fair Value Measurements
Liabilities, fair value		$ 197
Money market funds
Fair Value Measurements
Assets, fair value	$ 3,938	18,876
Level 1 | Money market funds
Fair Value Measurements
Assets, fair value	$ 3,938	18,876
Level 3 | Warrant liability
Fair Value Measurements
Liabilities, fair value		$ 197